Invesco Balanced-Risk Allocation Portfolio Expense Example - Invesco Balanced-Risk Allocation Portfolio - Class B	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 99
Expense Example, with Redemption, 3 Years	311
Expense Example, with Redemption, 5 Years	541
Expense Example, with Redemption, 10 Years	$ 1,200